Subsidiary Entities and Subsidiary Companies	12 Months Ended
Dec. 31, 2019
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Subsidiary Entities and Subsidiary Companies
NOTE 5.	SUBSIDIARY ENTITIES AND SUBSIDIARY COMPANIES
As of December 31, 2019 and 2018, the Subsidiary Entities consolidated in these financial statements include Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Logistics and Pemex Fertilizers. Former Subsidiary Entities Pemex Drilling and Services and Pemex Ethylene were also consolidated in these financial statements until June 30, 2019 and Pemex Cogeneration and Services was also consolidated in these financial statements until July 27, 2018 (see Note 1).
As of December 31, 2019 and 2018, the consolidated Subsidiary Companies are as follows:

•	PEP Marine, DAC. (PEP DAC) (v)

•	P.M.I. Services, B.V. (PMI SHO) (i)(viii)

•	P.M.I. Holdings, B.V. (PMI HBV) (i)

•	P.M.I. Trading DAC (PMI Trading) (i)(vi)

•	P.M.I. Holdings Petróleos España, S. L. (HPE) (i)

•	P.M.I. Services North America, Inc. (PMI SUS) (i)

•	P.M.I. Norteamérica, S. A. de C. V. (PMI NASA) (i)

•	P.M.I. Comercio Internacional, S. A. de C. V. (PMI CIM) (i)(ii)

•	P.M.I. Campos Maduros SANMA, S. de R. L. de C. V. (SANMA)

•	Pro-Agroindustria, S. A. de C. V. (AGRO)

•	P.M.I. Azufre Industrial, S. A. de C. V. (PMI AZIND) (iii)

•	P.T.I. Infraestructura de Desarrollo, S. A. de C. V. (PTI ID) (vii)

•	P.M.I. Cinturón Transoceánico Gas Natural, S. A. de C. V. (PMI CT) (i)

•	P.M.I. Transoceánico Gas LP, S. A. de C. V. (PMI TG) (i)

•	P.M.I. Servicios Portuarios Transoceánicos, S. A. de C. V. (PMI SP) (i)

•	P.M.I. Midstream del Centro, S. A. de C. V. (PMI MC) (i)

•	PEMEX Procurement International, Inc. (PPI)

•	Hijos de J. Barreras, S. A. (HJ BARRERAS) (ii)

•	PEMEX Finance, Ltd. (FIN) (iv)

•	Mex Gas Internacional, S. L. (MGAS)

•	Pemex Desarrollo e Inversión Inmobiliaria, S. A. de C. V. (PDII)

•	Kot Insurance Company, AG. (KOT)

•	PPQ Cadena Productiva, S.L. (PPQCP)

•	III Servicios, S. A. de C. V. (III Servicios)

•	PM.I. Ducto de Juárez, S. de R.L. de C.V. (PMI DJ) (i)

•	PMX Fertilizantes Holding, S.A de C.V. (PMX FH)

•	PMX Fertilizantes Pacífico, S.A. de C.V. (PMX FP)

•	Grupo Fertinal (GP FER)

•	Compañía Mexicana de Exploraciones, S.A. de C.V. (COMESA) (ii)

•	P.M.I. Trading Mexico, S.A. de C.V. (TRDMX) (i)

•	Holdings Holanda Services, B.V. (HHS)

i.	Member Company of the “PMI Subsidiaries”.

ii.	Non-controlling interest company.

iii.	As of August 2018, this company was consolidated by MGAS, through the acquisition of its shares.

iv.	On December 17, 2018 PEMEX acquired the total shares in this company and as of December 31, 2018 this company is no longer part of the non-controlling interest.

v.	Formerly P.M.I. Marine DAC until August 2018

vi.	Formerly P.M.I. Trading Ltd until August 2018.

vii.	Formerly PMI Infraestructura de Desarrollo, S.A. de C.V. until March 2019. On May 30, 2019 these shares were transferred to Pemex Industrial Transformation.

viii.	This company was liquidated in 2019.